GOODWILL AND INTANGIBLE ASSETS, NET	9 Months Ended
Dec. 31, 2017
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

(8)    GOODWILL AND INTANGIBLE ASSETS, NET

(a)Goodwill

In December 2017, ATA Online acquired 65% equity interest in Qihuang Huizhi, with a total consideration of RMB 650,000. This acquisition was accounted for under the acquisition method and resulted in Qihuang Huizhi becoming a consolidated subsidiary of the Group. The excess of cost of acquisition and fair value of the non-controlling interests over the fair value of the identifiable net assets of Qihuang Huizhi, is recorded as goodwill of RMB 997,123. Refer to Note (23) for further details.

In December 2017, the Company sold the entire 60% equity interest in Beijing Puhua Huitong Education Technology Co., Limited (“Puhua Technology”) for RMB 2,000,000 in cash, and recognized gain from disposal of the subsidiary of RMB 898,203.

The change in the carrying amount of goodwill is as follows:

RMB

Balance as of April 1, 2016	31,011,902
Acquisition of Puhua Technology (Note 23)	1,512,081
Balance as of March 31, 2017	32,523,983
Disposal of Puhua Technology	(1,512,081)
Acquisition of Qihuang Huizhi (Note 23)	997,123

Balance as of December 31, 2017	32,009,025

(b)Intangible assets

The following table summarizes the Company’s intangible assets, as of March 31, 2017 and December 31, 2017.

	March 31, 2017
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(875,832)	—	424,168	12
Training platform	422,700	(288,845)	—	133,855	5
Royalty arrangement (i)	8,000,000	(1,200,000)	—	6,800,000	5
Education assessment test caseware (ii)	4,177,358	(208,868)	—	3,968,490	5

Total intangible assets	13,900,058	(2,573,545)	—	11,326,513

	December 31, 2017
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(957,082)	—	342,918	12
Training platform	422,700	(352,250)	—	70,450	5
Royalty arrangement (i)	8,000,000	(2,400,000)	—	5,600,000	5
Education assessment test caseware (ii)	6,707,547	(961,982)	—	5,745,565	5
ACT license (iii)	14,919,647	(994,643)	—	13,925,004	5

Total intangible assets	31,349,894	(5,665,957)	—	25,683,937

Amortization expenses for intangible assets recognized as cost of revenues were RMB 192,874, RMB 1,601,740 and RMB 3,092,412 for the years ended March 31, 2016, 2017 and December 31, 2017, respectively.

(i) Royalty arrangement represents the exclusive right the Group authorized to launch the online education services for professionals who have obtained their qualification certificates with China Banking Association for five years.

(ii) Education assessment test caseware is the test content purchased for the Company’s strategic K-12 academic assessment business, which includes three subjects of Literature, Mathematics and English over six grades of junior and senior high school.

(iii) ACT license represents the exclusive right the Group was authorized by ACT to provide a variety of ACT test preparation measures to students in China for five years.

As of December 31, 2017, the estimated amortization expense for the next five years is as follows:

December 31
RMB
2018	6,104,222
2019	6,033,772
2020	6,033,772
2021	5,143,358
2022	2,368,813